Selected Funds
Selected American Shares
Selected International Fund
September 30, 2025
Selecting Quality Companies for the Long Term

SELECTED FUNDS
SELECTED AMERICAN SHARES
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (97.74%)
COMMUNICATION SERVICES – (14.08%)
Media & Entertainment – (14.08%)
Alphabet Inc., Class A	364,070	$88,505,417
Angi Inc., Class A *	143,761	2,337,554
ASAC II L.P. *(a)(b)(c)	1,174,606	1,212,193
IAC Inc. *	273,790	9,328,025
Meta Platforms, Inc., Class A	187,115	137,413,514
Pinterest, Inc., Class A *	756,000	24,320,520
Total Communication Services		263,117,223
CONSUMER DISCRETIONARY – (12.82%)
Consumer Discretionary Distribution & Retail – (6.47%)
Amazon.com, Inc. *	319,095	70,063,689
Naspers Ltd. - N (South Africa)	18,882	6,838,499
Prosus N.V., Class N (Netherlands)	625,752	44,035,793
		120,937,981
Consumer Services – (6.35%)
MGM Resorts International *	2,184,920	75,729,327
Restaurant Brands International Inc. (Canada)	296,100	18,991,854
Trip.com Group Ltd., ADR (China)	316,700	23,815,840
		118,537,021
Total Consumer Discretionary		239,475,002
CONSUMER STAPLES – (3.02%)
Food, Beverage & Tobacco – (3.02%)
Darling Ingredients Inc. *	241,340	7,450,166
Tyson Foods, Inc., Class A	901,720	48,963,396
Total Consumer Staples		56,413,562
ENERGY – (4.87%)
ConocoPhillips	162,790	15,398,306
Coterra Energy Inc.	1,618,590	38,279,654
Tourmaline Oil Corp. (Canada)	863,540	37,241,985
Total Energy		90,919,945
FINANCIALS – (30.81%)
Banks – (11.25%)
Danske Bank A/S (Denmark)	1,626,360	69,294,976
U.S. Bancorp	1,757,190	84,924,993
Wells Fargo & Co.	666,575	55,872,317
		210,092,286
Financial Services – (13.22%)
Consumer Finance – (8.26%)
Capital One Financial Corp.	725,588	154,245,497
Financial Services – (4.96%)
Berkshire Hathaway Inc., Class A *	123	92,766,600
		247,012,097
Insurance – (6.34%)
Life & Health Insurance – (2.51%)
AIA Group Ltd. (Hong Kong)	2,422,380	23,237,192
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,464,600	23,618,377
		46,855,569
Property & Casualty Insurance – (3.83%)
Chubb Ltd.	90,301	25,487,457
Markel Group Inc. *	24,158	46,174,635
		71,662,092
		118,517,661
Total Financials		575,622,044
	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (13.61%)
Health Care Equipment & Services – (10.20%)
Cigna Group	48,650	$14,023,362
CVS Health Corp.	1,041,200	78,496,068
Humana Inc.	35,150	9,144,976
Quest Diagnostics Inc.	99,060	18,878,855
Solventum Corp. *	432,910	31,602,430
UnitedHealth Group Inc.	111,000	38,328,300
		190,473,991
Pharmaceuticals, Biotechnology & Life Sciences – (3.41%)
Viatris Inc.	6,440,150	63,757,485
Total Health Care		254,231,476
INDUSTRIALS – (4.17%)
Capital Goods – (2.55%)
AGCO Corp.	176,140	18,859,310
Orascom Construction PLC (United Arab Emirates)	346,251	3,139,124
Owens Corning	181,640	25,694,794
		47,693,228
Transportation – (1.62%)
DiDi Global Inc., Class A, ADS (China) *	4,864,750	30,258,745
Total Industrials		77,951,973
INFORMATION TECHNOLOGY – (12.22%)
Semiconductors & Semiconductor Equipment – (9.06%)
Applied Materials, Inc.	571,070	116,920,872
Texas Instruments Inc.	284,810	52,328,141
		169,249,013
Technology Hardware & Equipment – (3.16%)
Samsung Electronics Co., Ltd. (South Korea)	987,120	59,028,094
Total Information Technology		228,277,107
MATERIALS – (2.14%)
Teck Resources Ltd., Class B (Canada)	911,070	39,986,862
Total Materials		39,986,862
TOTAL COMMON STOCK – (Identified cost $1,044,206,109)		1,825,995,194

	Principal	Value
SHORT-TERM INVESTMENTS – (2.48%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.20%, 10/01/25 (d)	$9,460,000	$9,460,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.20%, 10/01/25 (e)	36,847,000	36,847,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $46,307,000)		46,307,000
Total Investments – (100.22%) – (Identified cost $1,090,513,109)		1,872,302,194
Liabilities Less Other Assets – (0.22%)		(4,069,168)
Net Assets – (100.00%)		$1,868,233,026

ADR:	American Depositary Receipt

SELECTED FUNDS
SELECTED AMERICAN SHARES
Schedule of Investments - (Continued)
September 30, 2025 (Unaudited)
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $1,212,193 or 0.06% of the Fund's net assets as of September 30, 2025.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)	Dated 09/30/25, repurchase value of $9,461,104 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 6.51%, 07/01/42-07/20/62, total fair value $9,649,200).
(e)
Dated 09/30/25, repurchase value of $36,851,299 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 10/25/25-05/15/64, total fair value $37,583,940).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

SELECTED FUNDS
SELECTED INTERNATIONAL FUND
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (98.16%)
COMMUNICATION SERVICES – (2.16%)
Media & Entertainment – (2.16%)
NetEase, Inc., ADR (China)	8,920	$1,355,751
Total Communication Services		1,355,751
CONSUMER DISCRETIONARY – (33.06%)
Consumer Discretionary Distribution & Retail – (16.17%)
JD.com, Inc., Class A, ADR (China)	19,725	689,980
Naspers Ltd. - N (South Africa)	9,154	3,315,306
Prosus N.V., Class N (Netherlands)	59,925	4,217,078
Sea Limited, Class A, ADR (Singapore) *	10,820	1,933,859
		10,156,223
Consumer Services – (16.89%)
Delivery Hero SE (Germany) *	32,710	937,422
Entain plc (United Kingdom)	234,779	2,759,060
Meituan, Class B (China) *	186,487	2,504,243
Restaurant Brands International Inc. (Canada)	17,770	1,139,768
Trip.com Group Ltd., ADR (China)	43,520	3,272,704
		10,613,197
Total Consumer Discretionary		20,769,420
ENERGY – (3.11%)
Tourmaline Oil Corp. (Canada)	45,350	1,955,814
Total Energy		1,955,814
FINANCIALS – (27.14%)
Banks – (10.48%)
Danske Bank A/S (Denmark)	132,652	5,651,957
Metro Bank Holdings PLC (United Kingdom) *	570,506	929,935
		6,581,892
Financial Services – (6.00%)
Capital Markets – (6.00%)
Julius Baer Group Ltd. (Switzerland)	41,760	2,883,148
Noah Holdings Ltd., Class A, ADS (China)	76,634	888,188
		3,771,336
Insurance – (10.66%)
Life & Health Insurance – (10.66%)
AIA Group Ltd. (Hong Kong)	310,940	2,982,758
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	545,130	3,716,182
		6,698,940
Total Financials		17,052,168
INDUSTRIALS – (14.02%)
Capital Goods – (3.75%)
ITOCHU Corp. (Japan)	41,400	2,358,836
Transportation – (10.27%)
DiDi Global Inc., Class A, ADS (China) *	557,630	3,468,458
Full Truck Alliance Co. Ltd., Class A, ADR (China)	229,807	2,980,597
		6,449,055
Total Industrials		8,807,891
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (11.13%)
Semiconductors & Semiconductor Equipment – (5.11%)
Tokyo Electron Ltd. (Japan)	18,030	$3,213,787
Technology Hardware & Equipment – (6.02%)
Samsung Electronics Co., Ltd. (South Korea)	63,220	3,780,448
Total Information Technology		6,994,235
MATERIALS – (4.19%)
Teck Resources Ltd., Class B (Canada)	38,810	1,703,371
Vale S.A., ADR (Brazil)	85,540	928,964
Total Materials		2,632,335
REAL ESTATE – (3.35%)
Real Estate Management & Development – (3.35%)
KE Holdings Inc., Class A, ADR (China)	110,610	2,101,590
Total Real Estate		2,101,590
TOTAL COMMON STOCK – (Identified cost $45,032,453)		61,669,204

	Principal	Value
SHORT-TERM INVESTMENTS – (1.24%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.20%, 10/01/25 (a)	$159,000	$159,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.20%, 10/01/25 (b)	621,000	621,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $780,000)		780,000
Total Investments – (99.40%) – (Identified cost $45,812,453)		62,449,204
Other Assets Less Liabilities – (0.60%)		375,055
Net Assets – (100.00%)		$62,824,259

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 09/30/25, repurchase value of $159,019 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%, 07/01/50-10/15/50, total fair value $162,180).
(b)	Dated 09/30/25, repurchase value of $621,072 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 10/25/25-05/15/64, total fair value $633,420).
Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

SELECTED FUNDS
Notes to Schedule of Investments
September 30, 2025 (Unaudited)
Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

SELECTED FUNDS
Notes to Schedule of Investments - (Continued)
September 30, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of September 30, 2025 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Selected American Shares	Selected International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$261,905,030	$1,355,751
Consumer Discretionary	239,475,002	20,769,420
Consumer Staples	56,413,562	–
Energy	90,919,945	1,955,814
Financials	575,622,044	17,052,168
Health Care	254,231,476	–
Industrials	77,951,973	8,807,891
Information Technology	228,277,107	6,994,235
Materials	39,986,862	2,632,335
Real Estate	–	2,101,590
Total Level 1	1,824,783,001	61,669,204
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	46,307,000	780,000
Total Level 2	46,307,000	780,000
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	1,212,193	–
Total Level 3	1,212,193	–
Total Investments	$1,872,302,194	$62,449,204
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2025. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2025 was $91,267 for Selected American Shares. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2025
Selected American Shares
Investments in Securities:
Common Stock	$1,120,926	$–	$–	$91,267	$–	$–	$–	$1,212,193
Total Level 3	$1,120,926	$–	$–	$91,267	$–	$–	$–	$1,212,193

SELECTED FUNDS
Notes to Schedule of Investments - (Continued)
September 30, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at September 30, 2025	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Selected American Shares
Investments in Securities:
Common Stock	$1,212,193	Income Approach / Discounted Cash Flow	Annualized Yield	4.652%	Decrease
Total Level 3	$1,212,193
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund's investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At September 30, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Selected American Shares	Selected International Fund
Cost	$1,094,883,547	$47,441,157

Unrealized appreciation	855,649,764	16,401,992
Unrealized depreciation	(78,231,117)	(1,393,945)
Net unrealized appreciation	$777,418,647	$15,008,047